Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2021
Employee benefit expenses
Schedule of employee benefit expenses

	2019	2020	2021
	RMB	RMB	RMB
Wages and salaries	336,605	316,513	438,170
Contributions to defined contribution plans	31,877	44,370	57,006
Long-term employee benefits	—	—	9,831
	368,482	360,883	505,007